Basis of Presentation and Significant Accounting Policies (Notes)	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2. Basis of Presentation and Significant Accounting Policies
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principals ("GAAP") for interim consolidated financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In management's opinion, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016, or for any other period.
The Condensed Consolidated Balance Sheet at December 31, 2015 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2015.
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of Western and our subsidiaries. We own a 38.3% limited partner interest in NTI and a 66.4% limited partner interest in WNRL. We own 100% of NTI's and WNRL's respective general partners. As the general partner of NTI and WNRL, we have the ability to direct the activities of NTI and WNRL that most significantly impact their respective economic performance. We have reported non-controlling interests for NTI and WNRL of $1,631.6 million and $1,646.6 million in our Condensed Consolidated Balance Sheets as of March 31, 2016 and December 31, 2015, respectively. All intercompany accounts and transactions have been eliminated for all periods presented. Investments in significant non-controlled entities are accounted for using the equity method.
Variable Interest Entity
WNRL is a variable interest entity ("VIE") as defined under GAAP. A VIE is a legal entity whose equity owners do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the equity holders lack the power, through voting rights, to direct the activities that most significantly impact the entity's financial performance, the obligation to absorb the entity's expected losses or rights to expected residual returns. As the general partner of WNRL, we have the sole ability to direct the activities of WNRL that most significantly impact WNRL's financial performance, and therefore we consolidate WNRL. See Note 22, WNRL, for further discussion.
Goodwill and Other Unamortizable Intangible Assets
Goodwill represents the excess of the purchase price (cost) over the fair value of the net assets acquired and is carried at cost. We do not amortize goodwill for financial reporting purposes. We test goodwill for impairment at the reporting unit level. The reporting unit or units used to evaluate and measure goodwill for impairment are determined primarily from the manner in which the business is managed. Our policy is to test goodwill and other unamortizable intangible assets for impairment annually at June 30, or more frequently if indications of impairment exist.
The risk of goodwill and intangible asset impairment losses may increase to the extent that NTI’s market capitalization, results of operations, or cash flows decline. Impairment losses may result in a material, non-cash write-down of goodwill or intangible assets. Furthermore, impairment losses could have a material adverse effect on the Company’s results of operations and shareholders’ equity.
Use of Estimates and Seasonality
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Demand for gasoline is generally higher during the summer months than during the winter months. As a result, our operating results for the first and fourth calendar quarters are generally lower than those for the second and third calendar quarters of each year. During 2014 and continuing into 2015, the volatility in crude oil prices and refining margins contributed to the variability of our results of operations.
Recent Accounting Pronouncements
Effective January 1, 2016, we adopted the revised accounting and reporting requirements included in the Accounting Standards Codification ("ASC") for consolidation of limited partnerships or similar entities. We have applied the new standards retrospectively. The adoption of these revised standards did not result in any change to our consolidation conclusions or impact our financial position, results of operations or cash flows. We have added disclosures for WNRL as required for entities not previously included in the reporting entity as a variable interest entity.
From time to time, new accounting pronouncements are issued by various standard setting bodies that may have an impact on our accounting and reporting. We are currently evaluating the effect that certain of these new accounting requirements may have on our accounting and related reporting and disclosures in our condensed consolidated financial statements.

•
Recognition and reporting of revenues - the requirements were amended to remove inconsistencies in revenue requirements and to provide a more complete framework for addressing revenue issues across a broad range of industries and transaction types. The revised standard’s core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The revised standard also addresses principal versus agent considerations and indicators related to transfer of control over specified goods. These provisions are effective January 1, 2018, and are to be applied retrospectively, with early adoption permitted for periods beginning after December 15, 2016, and interim periods thereafter.

•
Lease accounting - the requirements were amended in regards to recognizing lease assets and lease liabilities on the balance sheet and disclosing information about leasing arrangements. The core principle is that a lessee should recognize the assets and liabilities that arise from leases. These provisions are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted.

•
Employee share-based payment accounting - the requirements involve several aspects of accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities and classification in the statement of cash flows. These provisions are effective for annual periods beginning after December 15, 2016, including interim periods within those annual periods. Early adoption is permitted in any interim or annual period.

•
Recognition of breakage for certain prepaid stored-value products - the requirements align recognition of the financial liabilities related to prepaid stored-value products with the revenue recognition standard discussed above for non-financial liabilities. Certain of these liabilities may be extinguished proportionally in earnings as redemptions occur, or when redemption is remote if issuers are not entitled to the unredeemed stored value. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017 with early adoption permitted subject to certain requirements.

•
Derivatives and hedging: contingent put and call options in debt instruments - the requirements will reduce diversity of practice in identifying embedded derivatives in debt instruments and clarify the nature of an exercise contingency is not subject to the “clearly and closely” criteria for purposes of assessing whether the call or put option must be separated from the debt instrument and accounted for separately as a derivative. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016 with early adoption permitted subject to certain requirements.